Label	Element	Value
Cullen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $5 billion at the time of original purchase. The Adviser generally selects stocks of companies that have the following characteristics:

●	a below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Russell 2000 Value Stock Index;

●	above average projected earnings growth as compared to the average projected earnings growth of the equity securities in the Russell 2000 Value Stock Index.

The Small Cap Value Fund generally invests substantially all of its assets in common stocks and other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs), master limited partnerships (MLPs), and preferred stocks. The Small Cap Value Fund invests roughly similar amounts of its assets in each security in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their price or earnings growth potential.

The Small Cap Value Fund may invest up to 30% of its assets in securities of companies headquartered outside the United States. These investments will be made in securities traded on an exchanges outside the United States and/or American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Small Cap Value Fund intends to diversify its investments in securities of companies headquartered outside the United States across different countries, and the percentage of the Small Cap Value Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment, subject to other restrictions described herein. The Small Cap Value Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed or emerging stock markets.

As part of its strategy, the Small Cap Value Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Small Cap Value Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Small Cap Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Small Cap Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $5 billion at the time of original purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Small Cap Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Small Cap Value Fund’s major risks are those of investing in the stock market, which can mean the Small Cap Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Small Cap Value Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Small Cap Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Small Cap Value Fund’s shares. As a result, you could lose money investing in the Small Cap Value Fund.

Small-Capitalization Companies Risks. The Small Cap Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Small Cap Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e. harder to sell) than that of larger capitalization stocks.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Small Cap Value Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Small Cap Value Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the Small Cap Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the Small Cap Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Options or Covered Call Writing. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation

The U.S. government is considering adopting and implementing new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

REIT Investment Risk. In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders will generally be taxable as ordinary income and will not constitute “qualified dividend income.” However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. The SEC is considering a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Small Cap Value Fund involves risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund. The bar chart shows the total return of the Small Cap Value Fund and shows the changes in the Small Cap Value Fund’s performance from year to year (on a calendar year basis). The table shows the Small Cap Value Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Small Cap Value Fund. The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Small Cap Value Fund will present performance benchmark information based on the Russell 2500 Value Index (in additional to performance benchmark information based on the Russell 2000 Value Index) for a period of one (1) year from the date of this Prospectus. Thereafter, the Small Cap Value Fund will present performance benchmark information based on the Russell 2000 Value Index only.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2019
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Small Cap Value Fund’s 2020 year-to-date total return through September 30, 2020 was -20.72%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.04%	Q4/2016
Lowest Return	-21.01%	Q3/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Small Cap Value Fund’s 2020 year-to-date total return through September 30, 2020 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The performance benchmark used for the Cullen Small Cap Value Fund has been changed from the Russell 2500 Value Index to the Russell 2000 Value Index. The Adviser believes that the Russell 2000 Value Index represents a more accurate performance comparison as the Small Cap Value Fund and the Russell 2000 Value Index have similar average market capitalizations (the Small Cap Value Fund's average market capitalization is $2.3 billion, compared to $2.2 billion for the Russell 2000 Value Index and $5.0 billion for the Russell 2500 Value Index) and sector weightings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.23%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%	[1],[2]
Cullen Small Cap Value Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.56%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.18%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.25%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%	[1],[2]
Cullen Small Cap Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.13%	[4]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.40%	[5]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,628	[7]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,059	[7]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,355	[7]
Annual Return 2010	rr_AnnualReturn2010	24.79%
Annual Return 2011	rr_AnnualReturn2011	(4.57%)
Annual Return 2012	rr_AnnualReturn2012	8.17%
Annual Return 2013	rr_AnnualReturn2013	36.00%
Annual Return 2014	rr_AnnualReturn2014	(12.72%)
Annual Return 2015	rr_AnnualReturn2015	(6.82%)
Annual Return 2016	rr_AnnualReturn2016	18.90%
Annual Return 2017	rr_AnnualReturn2017	1.52%
Annual Return 2018	rr_AnnualReturn2018	(9.84%)
Annual Return 2019	rr_AnnualReturn2019	22.47%
1 Year	rr_AverageAnnualReturnYear01	22.47%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Cullen Small Cap Value Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.62%	[8]
5 Years	rr_AverageAnnualReturnYear05	2.88%	[8]
10 Years	rr_AverageAnnualReturnYear10	5.30%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[2],[8]
Cullen Small Cap Value Fund | Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[2]
Cullen Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.22%	[4]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.24%	[5]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.22%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,663	[7]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,059	[7]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,293	[7]
1 Year	rr_AverageAnnualReturnYear01	21.60%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Cullen Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.57%	[4]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.59%	[5]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.57%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,642	[7]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,105	[7]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,454	[7]
1 Year	rr_AverageAnnualReturnYear01	22.84%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Cullen Small Cap Value Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[9]
Other Expenses	rr_OtherExpensesOverAssets	6.38%	[4],[9]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.90%	[5],[9]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[6],[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[9]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class R1 shares and Class R2 shares are estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated for Class R1 and Class R2 Shares to reflect estimated Acquired Fund Fees and Expenses based on the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,764	[7]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,262	[7]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,656	[7]
Cullen Small Cap Value Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[9]
Other Expenses	rr_OtherExpensesOverAssets	6.38%	[4],[9]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.65%	[5],[9]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[6],[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[9]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class R1 shares and Class R2 shares are estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated for Class R1 and Class R2 Shares to reflect estimated Acquired Fund Fees and Expenses based on the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,697	[7]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,161	[7]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,508	[7]

[1]	The performance benchmark used for the Cullen Small Cap Value Fund has been changed from the Russell 2500 Value Index to the Russell 2000 Value Index. The Adviser believes that the Russell 2000 Value Index represents a more accurate performance comparison as the Small Cap Value Fund and the Russell 2000 Value Index have similar average market capitalizations (the Small Cap Value Fund's average market capitalization is $2.3 billion, compared to $2.2 billion for the Russell 2000 Value Index and $5.0 billion for the Russell 2500 Value Index) and sector weightings. The Small Cap Value Fund will present performance benchmark information based on the Russell 2500 Value Index (in additional to performance benchmark information based on the Russell 2000 Value Index) for a period of one (1) year from the date of this Prospectus. Thereafter, the Small Cap Value Fund will present performance benchmark information based on the Russell 2000 Value Index only.
[2]	The Small Cap Value Fund commenced operations on October 1, 2009. The returns for the index have been calculated since the inception date of each class.
[3]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Small Cap Value Fund within seven (7) days of purchase. The redemption fee is payable to the Small Cap Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Small Cap Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[4]	Other expenses for the Retail Class shares, Class C shares and Class I shares, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Small Cap Value Fund’s statement of operations for its most recently completed fiscal year. Other expenses for Class R1 shares and Class R2 shares are estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
[6]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2021 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Small Cap Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Small Cap Value Fund or the Adviser prior to the Termination Date.
[7]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2021. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[8]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[9]	The expense information in the table has been restated for Class R1 and Class R2 Shares to reflect estimated Acquired Fund Fees and Expenses based on the current fiscal year.